Document and Entity Information	12 Months Ended
Aug. 16, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 15, 2012
Registrant Name	WILLIAM BLAIR FUNDS
Central Index Key	0000822632
Amendment Flag	false
Document Creation Date	Aug. 15, 2012
Document Effective Date	Aug. 16, 2012
Prospectus Date	Aug. 16, 2012